Warner Norcross & Judd LLP
Attorneys at Law
900 Fifth Third Center
111 Lyon Street, N.W.
Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000
Fax (616) 752-2500

May 1, 2007

EDGAR TRANSMISSION

Mr. Hugh Fuller
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:      Manatron, Inc.
           Pre-Effective Amendment No. 2 to initial Registration Statement on Form S-3
           (File No. 333-139280)

Dear Mr. Fuller:

          Transmitted with this letter is a revised Exhibit 5.1 to Manatron, Inc.'s Registration Statement on Form S-3.

          This firm has on file a manually signed counterpart of each signed document that appears in electronic format in this transmission. We hereby undertake, on behalf of Manatron, Inc., to retain such signed documents and to furnish any such signed document to the Commission upon request.

          If the Commission has any comments or will require any further information, please call Stephen C. Waterbury at (616) 752-2137 or me at (616) 752-2353.

                                                                                                    Very truly yours,

                                                                                                    /s/ Daniel C. Persinger

                                                                                                    Daniel C. Persinger